NET INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Anti-dilutive securities excluded from the calculation of diluted net loss per share
Number of shares attributable to conversion of Class B units into shares of Class A common stock excluded from computation of diluted EPS			83,919,136
Basic:
Net income attributable to Vantiv, Inc.	$ 22,956	$ 5,380	$ 4,592	$ 8,879
Shares used in computing net income per share
Weighted-average Class A common shares					89,515,617	89,515,617	89,515,617
Basic net income per share (in dollars per share)					$ (0.02)	$ 0.40	$ 0.25
Diluted:
Consolidated income before applicable income taxes	69,567	12,344	6,604	18,911	14,396	117,119	53,961
Shares used in computing diluted net income per share:
Diluted weighted-average shares outstanding					89,515,617	89,515,617	89,515,617
Diluted net income per share (in dollars per share)					$ (0.02)	$ 0.40	$ 0.25
Class A common share
Shares used in computing net income per share
Weighted-average Class A common shares	122,777,349	89,515,617	107,897,927	89,515,617
Basic net income per share (in dollars per share)	$ 0.19	$ 0.06	$ 0.04	$ 0.10
Diluted:
Income tax benefit excluding impact of non-controlling interest			2,543
Net income	$ 22,956	$ 5,380	$ 4,061	$ 8,879
Shares used in computing diluted net income per share:
Weighted-average Class B units of Vantiv Holding			46,639,281
Restricted stock and phantom equity awards (in shares)	1,950,537		277,841
Warrant (in shares)	5,365,605		5,238,424
Diluted weighted-average shares outstanding	130,093,491	89,515,617	160,053,473	89,515,617
Diluted net income per share (in dollars per share)	$ 0.18	$ 0.06	$ 0.03	$ 0.10